Trade and Other Payables	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables

Note 18. Trade and other payables

	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Trade payables	540,656	182,632
Accruals	21,688	100,138
Wages Payable	3,810	1,070
PAYG Withholding Payable	23,112	155,284
Superannuation Payable	18,479	23,039
Insurance Funding	-	109,931
	607,745	572,094

Due to their short-term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.